Income Taxes - Schedule of Domestic and Foreign Pretax Income (Loss) from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Domestic And Foreign Pretax Income Loss From Continuing Operations Abstract
Domestic	$ (138,554)	$ (85,050)
Foreign	1,170	595
Total	$ (137,384)	$ (84,455)